Loans (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 1,436,493	$ 5,996,927	$ 7,229,153
Less: Current portion of long-term loans payable	1,156,938	4,571,452	5,373,859
Total, net	279,555	1,425,475	1,855,294
Agricultural Banks Of China [Member]
Loans (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		4,571,452	4,294,707
Rushan City Rural Credit Unions [Member]
Loans (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	1,156,938	1,144,363	1,079,152
Third Party Individuals And Entities [Member]
Loans (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 279,555	$ 281,112	$ 1,855,294